Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Weighted-average Shares of Common Stock Outstanding (Details) - shares	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,851,795	2,718,750	4,750,000	3,250,000
Unvested Restricted Stock Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	358,334	2,718,750	4,750,000	3,250,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	7,493,461